Financial liabilities - Disclosure of remaining contractual maturities of financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances	€ 0	€ 0	€ 6,771
Conditional advances, undiscounted cash flows			6,813
Royalty certificates	30,237	13,023	12,229
Royalty certificates, undiscounted cash flows	0	0	0
Lease liabilities	1,856	2,363	540	€ 1,384
Gross lease liabilities	1,906	2,512	575
Derivative financial liabilities	0	4,786	2,579	566
Derivative financial liabilities, undiscounted cash flows		4,786	2,579
Total financial liabilities	32,093	114,004	77,045
Financial liabilities, undiscounted cash flows	1,906	122,680	81,500
LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows			3,697
Royalty certificates, undiscounted cash flows	0	0	0
Gross lease liabilities	1,340	993	406
Derivative financial liabilities, undiscounted cash flows		1,166	2,579
Financial liabilities, undiscounted cash flows	1,340	38,468	20,747
FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows			1,490
Royalty certificates, undiscounted cash flows	0	0	0
Gross lease liabilities	450	996	162
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities, undiscounted cash flows	450	56,698	15,192
FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows			1,626
Royalty certificates, undiscounted cash flows	0	0	0
Gross lease liabilities	116	516	7
Derivative financial liabilities, undiscounted cash flows		3,620	0
Financial liabilities, undiscounted cash flows	116	27,507	45,561
LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Conditional advances, undiscounted cash flows			0
Royalty certificates, undiscounted cash flows	0	0	0
Gross lease liabilities	0	7	0
Derivative financial liabilities, undiscounted cash flows		0	0
Financial liabilities, undiscounted cash flows	0	7	0
Heights convertible notes
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		21,574	29,605
Convertible loans notes, undiscounted cash flows		24,063	36,750
Heights convertible notes | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		8,750	10,522
Heights convertible notes | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		8,750	9,997
Heights convertible notes | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		6,563	16,231
Heights convertible notes | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos & Claret convertible notes (OCABSA)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		23,370	21,643
Convertible loans notes, undiscounted cash flows		30,653	30,903
Derivative financial liabilities	€ 0	1,166	2,579	€ 0
Kreos & Claret convertible notes (OCABSA) | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		2,250	2,250
Kreos & Claret convertible notes (OCABSA) | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		19,943	2,250
Kreos & Claret convertible notes (OCABSA) | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		8,460	26,403
Kreos & Claret convertible notes (OCABSA) | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0	0
Kreos/Claret bond loans
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes		46,401
Convertible loans notes, undiscounted cash flows		58,080
Kreos/Claret bond loans | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		24,016
Kreos/Claret bond loans | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		25,715
Kreos/Claret bond loans | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		8,348
Kreos/Claret bond loans | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Convertible loans notes, undiscounted cash flows		0
PGE
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings		2,488	3,678
Borrowings, undiscounted cash flows		2,586	3,880
PGE | LESS THAN 1 YEAR
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		1,293	1,293
PGE | FROM 1 TO 2 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		1,293	1,293
PGE | FROM 2 TO 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		0	1,293
PGE | LONGER THAN 5 YEARS
Disclosure of maturity analysis for derivative financial liabilities [line items]
Borrowings, undiscounted cash flows		€ 0	€ 0